UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 700-6104

Date of fiscal year end: July 31

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1. Proxy Voting Record.

Company Name	Meeting Date	CUSIP	Ticker

Empresas ICA SAB de CV	06/25/09	MXP371491046	ICA*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
I.- Approve to cancel up to 5,349,500 of our own shares of the Company that are currently held in treasury, acquired for the purpose of the transactions carried out by the Company within the framework of its program for the repurchase of shares under the terms of Article 56 of the Securities Market Law
Issuer
For	For	II.- Approve to allocate the shares from the Stock Option Plan over which the rights have not been exercised, to the Share Plan for employees of ICA Companies	Issuer
For	For
III.- Approve to increase the share capital in its variable part, through the issuance of unsubscribed shares for their placement to the public, under the terms of Article 53 of the Securities Market Law and Article 7 of the Corporate Bylaws
Issuer
For	For	IV.- Approve to carry out a primary public offering of shares of the Company on the Mexican market and on markets abroad	Issuer
For	For
V.- Approve the designation to appoint attorneys in fact and the granting of general powers, to put into effect the resolutions that, if relevant, are passed by the general meeting, as well as the designation of special delegates who will carry out and formalize the resolutions that, if relevant, are passed
Issuer

Company Name	Meeting Date	CUSIP	Ticker

Empresas ICA SAB de CV	04/30/09	MXP371491046	ICA*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I.-Approve to cancel up to 5,349,500 of our own shares of the Company that are currently held in treasury, acquired for the purpose of the transactions carried out by the Company within the framework of its program for the repurchase of shares under the terms of Article 56 of the Securities Market Law
Issuer
For	For	II.-Approve to allocate the shares from the Stock Option Plan over which the rights have not been exercised, to the Share Plan for employees of ICA Companies	Issuer
For	For
III.- Approve to increase the share capital in its variable part, through the issuance of unsubscribed shares for their placement to the public, under the terms of Article 53 of the Securities Market Law and Article 7 of the Corporate Bylaws
Issuer
For	For	IV.- Approve to carry out a primary public offering of shares of the Company on the Mexican market and on markets abroad	Issuer
For	For
V.- Approve the designation to appoint attorneys in fact and the granting of general powers, to put into effect the resolutions that, if relevant, are passed by the general meeting, as well as the designation of special delegates who will carry out and formalize the resolutions that, if relevant, are passed
Issuer

Company Name	Meeting Date	CUSIP	Ticker

Grupo Finaciero Banorte, SAB de CV	04/30/09	MXP370711014	GFNorte O

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve the reports that are referred to in Part IV of Article 28 of the Securities Market Law, for the FYE on 31 DEC 2008	Issuer
For	For	2.- Approve the allocation of profit	Issuer
For	For	3.- Approve the designation of the Members of the Board of Directors of the Company, classification of their independence and determination of their compensation	Issuer
For	For
4.- Approve the designation of the Members of the Audit and Corporate Practices Committee, including the appointment of the Chairperson of said Committee, as well as the determination of their compensation
Issuer
For	For
5.- Receive the report from the Board of Directors regarding the transactions carried out with the Company's own shares during 2008, as well as the determination of the maximum amount of funds that can be allocated to the purchase of the Company's own shares for the 2009 FY
Issuer
For	For	6.- Approve the cancellation of the shares in treasury	Issuer
For	For	7.- Approve the designation of a delegate or delegates to formalize and carry out, if relevant, the resolutions passed by the meeting	Issuer
For	For	8.- Approve the drafting and reading of the meeting minutes	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Grupo Finaciero Banorte, SAB de CV	04/30/09	MXP370711014	GFNorte O

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Amend the Article 2 of the Corporate Bylaws, for the purpose of omitting as an entity that is part of the financial group Creditos Pronegocio S.A. de c.v., Sociedad Financiera de Objeto Limitado, Grupo Financiero Banorte, as a result of its merger with Banco Mercantil del Norte, S.A., institucion de banca multiple, Grupo Financiero Banorte, and as a consequence, the signing of a new sole covenant of responsibilities
Issuer
For	For	2.- Approve the designation of a delegate or delegates to formalize and carry out if relevant, the resolutions passed by the meeting	Issuer
For	For	3.- Approve the meeting minutes	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Grupe, S.A. de C.V	04/30/09	MX01CI030007	CIDMEGA*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve the list of those present and declaration that the meeting is legally instated	Issuer
For	For	2-1 Approve the report from the Chairperson of the Board of Directors, results of operation,	Issuer
For	For	2.2.Approve the report presented to the Board of Directors by the Audit Committee	Issuer
For	For	3.- Approve the financial information document for the FY that ran from 01 JAN to 31 DEC 2008	Issuer
For	For	4.- Ratify the Members of the Board of Directors and the Secretary	Issuer
For	For	5.- Ratify the Members of the Audit and Corporate Practices Committee	Issuer
For	For	6.- Approve to maintain the amount of the reserve fund for acquisition of the Company's own shares, for the FY that run from 01 JAN to 31DEC 2009	Issuer
For	For	7.- Approve the designation of Special delegates who will carry out the resolutions passed at this meeting	Issuer
For	For	8.- Approve the minutes of the meeting held	Issuer
For	For	9.- Closure of the meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Industrias CH, SAB de CV	04/30/09	MXP524131127	ICH B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I.- Receive the report from the Chief Executive Officer of the group, report from the Board of Directors, presentation of the individual and consolidated financial statements of Industrias C.H., S.A.B. De C.V., for the 2008 FY and report of purchase and placement transactions with the Company's own shares, report from the audit and Corporate practices Committee, report on compliance with tax obligations; resolutions regarding the information presented and the activity of the Board of Directors
Issuer
For	For	II.- Approve the allocation of profit, and definition of the amount of funds that may be allocated to the purchase of the Company's own shares during the current FY	Issuer
For	For
III.- Appoint the Members who will make up the Board of Directors, the Executive Committee, of those who will make up the audit and Corporate Practices Committee, of the secretary, as well as the determination of their remuneration
Issuer
For	For	IV.- Approve the designation of delegates who will carry out the resolutions passed by this meeting and if relevant formalize them as appropriate	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Impulsora del Desarrollo y el Empleo en America Latina SAB de CV	04/30/09	MX01ID000009	IDEAL B1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I.- Receive the report in compliance with the obligation contained in Article 86, Part XX, of the income in Tax Law; resolutions in this regard	Issuer
For	For
II.- Approve: i) the report from the Chief Executive Officer prepared in accordance with Articles 44, Part XI, of the Securities Market Law and 172 of the General Mercantile Companies Law, accompanied by the opinion of the outside Auditor, regarding the operations and results of the Company for the FYE 31 DEC 2008, as well as the opinion of the Board of Directors regarding the content of said report; ii) the re port from the Board of Directors that is referred to in Article 172, line B, of the ion General Mercantile Companies Law and in which are contained the main accounting and information policies and criteria followed in the preparation of the financial information of the Company; iii) the report on the activities and transactions in D which the Board of Directors intervened in Company accordance with Article 28, Part IV, line E, of the Securities Market Law; iv) the individual and consolidated financial statements of the Company to 31 DEC 2008; and v) the annual reports regarding the activities carried o
Issuer
For	For	III.- Approve the proposal for the allocation of results; resolutions in this regard	Issuer
For	For	IV.-Appoint and/or ratify the Members of the Board of Directors, Secretary and Vice Secretary of the Company, resolutions in this regard	Issuer
For	For	V.- Approve to determine the compensation for the Members of the Board of Directors, Secretary and Vice Secretary of the Company; resolutions in this regard	Issuer
For	For	VI.- Approve the appointment and/or ratification of the corporate practices and Audit Committees of the Company; resolutions in this regard	Issuer
For	For	VII.- Approve to determine the compensation for the Members of the Corporate Practices and Audit Committees of the Company; resolutions in this regard	Issuer
For	For	VIII.- Approve an operation in accordance with the terms of Article 47 of the Securities Market Law	Issuer
For	For	IX.- Approve the resolutions necessary to carry out the transactions of acquisition and placement of its own shares by the Company; resolutions in this regard	Issuer
For	For	X.- Approve the designation of delegates to carry out and formalize the resolutions passed by the meeting; resolutions in this regard	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Promotora y Operadora de Infraestructura, SAB de CV	04/30/09	MX01PI000005	PINFRA*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I.- Approve the report from the Board of Directors in accordance with the terms that are referred to in Article 28, Part IV, of the Securities Market Law, resolutions in this regard	Issuer
For	For	II.- Approve the audited financial statements of the Company for the FYE on 31 DEC 2008	Issuer
For	For	III.- Approve the results obtained by the Company during the FYE on 31 DEC 2008	Issuer
For	For	IV.- Approve the report that is referred in Article 86, Part XX, of the Income Tax Law, regarding the fulfillment of tax obligations of the Company	Issuer
For	For	V.- Ratify the Members of the Board of Directors, as well as the Chairpersons of the Audit and Corporate Practices Committees of the Company	Issuer
For	For	VI.- Approve to determine the compensation to be paid to the Members of the Board of Directors for the FYE on 31 DEC 2009	Issuer
For	For
VII.- Approve the annual report in regard to the acquisition of the Company's own shares, as well as the determination of the maximum amount of funds that the Company may allocate to the purchase of its own shares, in accordance with the terms of Article 56, Part IV, of the Securities Market Law, resolutions in this regard
Issuer
For	For	VIII.- Approve to designate the special delegates who will formalize the resolutions passed at the meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Carso Infraestructura y Construccion, S.A. De C.V	04/30/09	MX01CI050005	Cicsa B1
Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I.-Amend various Articles of the Corporate Bylaws; resolutions in this regard	Issuer
For	For	II.-Approve the resolutions regarding the formalization and fulfillment of the resolutions that the meeting passes and designation of Special Delegates	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Carso Infraestructura y Construccion, S.A. De C.V	04/30/09	MX01CI050005	Cicsa B1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1.- Approve the presentation, for the appropriate purposes of the report from the chief executive officer regarding the progress and the operations of the Company for the FY that ended on 31 DEC 2008, which includes the financial statements to that date and the opinion of the outside Auditor, of the opinion and of the reports from the Board of Directors that is referred to in lines C, D and E of Part IV of Article 28 of the Securities Market Law, of the report from the Corporate practices and audit Committee, and of the report regarding the fulfillment of tax obligations; resolutions in this regard
Issuer
For	For	2.- Approve a proposal in relation to the allocation of profit; resolutions in this regard	Issuer
For	For	3.- Ratify the term in office of the Board of Directors and of the Chief Executive Officer for the 2008 FY; resolutions in this regard	Issuer
For	For
4.- Approve the designation or ratification, as the case may be, of the Members and Officers of the Board of Directors and of the chairperson and, if relevant, of the Members of the corporate practices and Audit Committee, passage of the resolutions in this regard of those relative to the classification of the independence of the Members Board of Directors and for compensation, as well as, of the others that derive from all of the above
Issuer
For	For	5.- Approve the resolutions regarding formalization and fulfillment of the resolutions that the meeting passes, and the designation of special delegates	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Industrias CH, SAB de CV	04/29/09	MXP524131127	ICH*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I.- Receive the report from the Chief Executive Officer of the group, report from the Board of Directors, presentation of the individual and consolidated financial statements of Industrias C.H., S.A.B. De C.V., for the 2008 FY and report of purchase and placement transactions with the Company's own shares, report from the audit and Corporate practices Committee, report on compliance with tax obligations; resolutions regarding the information presented and the activity of the Board of Directors
Issuer
For	For	II.- Approve the allocation of profit, and definition of the amount of funds that may be allocated to the purchase of the Company's own shares during the current FY
For	For
III.- Appoint the Members who will make up the Board of Directors, the Executive Committee, of those who will make up the audit and Corporate Practices Committee, of the secretary, as well as the determination of their remuneration

For	For	IV.- Approve the designation of delegates who will carry out the resolutions passed by this meeting and if relevant formalize them as appropriate

Company Name	Meeting Date	CUSIP	Ticker

Grupo Mexicano de Desarrollo SA	04/29/09	MX01GM080002	GMD*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I.-I. Approve that: A.) the report from the Chief Executive Officer of the Company prepared in accordance with Article 44, Part XI, of the Securities Market Law and 172 of the General Mercantile Companies Law, accompanied by the opinion of the Outside Auditor, concerning the operations and results of the Company for the FYE on 31 DEC 2008, as well as the opinion of the Board of Directors concerning the content of the mentioned report, B.) the report from the Board of Directors that is referred to in Article 172, Line B, of the General Mercantile Company Law, which contains the main accounting and information policies and criteria used in preparing the financial information of the Company, C.) the report on the activities and operations in which the Board of Directors intervened in accordance with Article 28(IV)(E) of the Securities Market Law, D.) the financial statements of the Company to 31 DEC 2008, individual and consolidated and allocation of their profits from the fiscal year, E.) the annual report on t
Issuer
For	For
II.- I. Approve the allocation of the results from the FY that ran from 01 JAN to 31 DEC 2008, regarding the increment De LA Reserva Legal, A.) increase of the legal reserve, B.) the maximum amount of funds that the Company may allocate to the acquisition of its own shares for the 2009 FY in accordance with the terms of Article 56 of the Securities Market Law, as well as the policies relative to said acquisition; resolutions in this regard; C.) allocation of results; resolutions in this regard
Issuer
For	For	III.- Ratify, if relevant, of the term in office of the Board of Directors and the Chief Executive Officer for the 2008 FY	Issuer
For	For
IV.- Ratify, designation, I) of the Members of the Board of Directors, after classification of their independence, for those for whom it is appropriate, if relevant, II) of the Chairperson of the Audit and Corporate Practices Committee and of the people who make up or will make up said Committee, III) of the secretary of the Board of Directors, and IV) of the Outside Auditor, determination of the corresponding compensation; resolutions in this regard
Issuer
For	For	V.- Approve the designation of delegates who will carry out the resolutions passed by the AGM, if relevant, who will formalize them as appropriate; resolutions in this regard	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GMD Resorts SAB	04/29/09	MX01GM090001	GMDR*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I. Approve the determination of the amount of share capital of the Company resulting from the capital increase approved on 19 SEP 2008	Issuer
For	For	II.- Amend the Article 6 of the Corporate Bylaws	Issuer
For	For	III.- Approve the designation of delegates who will carry out the resolutions that are passed by the EGM and, if relevant, formalize them as appropriate, resolutions in this regard	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GMD Resorts SAB	04/29/09	MX01GM090001	GMDR*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1.- Approve the presentation, discussion and if relevant approval of the report from the Chief Executive Officer of the Company prepared in accordance with Article 44, part XI, of the Securities Market Law and Article 172 of the General Mercantile Companies Law, accompanied by the opinion of the outside Auditor, regarding the operations and results of the Company for the FYE 31 DEC 2008, as well as the opinion of the Board of Directors regarding the content of said report, the report from the Board of Directors that is referred to in Article 172, line B, of the General Mercantile Companies Law in which the main accounting and information policies and criteria followed in the preparation of the financial information of the Company are contained, the report of the activities and operations in which the Board of Directors intervened in accordance with Article 28(iv)(e) of the Securities Market Law, the financial statements of the Company to 31 DEC 2008, both individual and consolidated, and allocation of the res
Issuer
For	For
2.- Approve the allocation of the results from the FY that ran from 01 JAN to 31 DEC 2008, regarding the Incremento De La Reserva Legal, increase of the legal reserve, the maximum amount of funds that the Company may allocate to the acquisition of its own shares for the 2009 FY in accordance with the terms of Article 56 of the Securities Market Law, as well as the policies relative to said acquisition; resolutions in this regard, and the allocation of results; resolutions in this regard
Issuer
For	For	3-Ratify, if relevant, of the term in office of the Board of Director s and of the Chief Executive Officer for the 2008 FY	Issuer
For	For
4.- Ratify, or if relevant, designation, of the Members of the Board of Directors, after classification of their independence, for those for whom it is appropriate, if relevant, of the Chairperson of the Audit and Corporate Practices Committee and of the people who make up or will make up said Committee, of the secretary of the Board of Directors, and of the Outside Auditor, determination of the corresponding compensation; resolutions in this regard
Issuer
For	For	5.- Approve the designation of delegates who will carry out the resolutions passed by the AGM and, if relevant, who will formalize them as appropriate; resolutions in this regard	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Grupo Cementos Chihuahua SAB de CV	04/28/09	MX01GC2M0006	GCC*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1-Approve report and opinion rendered by the Board of Directors in accordance with Article 28 Section D of the Corporate bylaws, in connection with Article 28 paragraph IV of the securities market law, for the period comprised from 01 JAN to 31 DEC 2008 in the specified terms
Issuer
For	For	2.-Approve and ratify the actions carried out by the Board of Directors and relevant directives of the Company during the report's period	Issuer
For	For	3.-Approve the agreement on the allocation of profits of the FY comprised from 01 JAN to 31 DEC 2008	Issuer
For	For	4.-Approve the maximum amount of funds that may be used for the purchase of own shares, in terms of Article 56 Paragraph IV of the Securities Market Law	Issuer
For	For	5.-Appoint the Members of the Company's Board of Directors and approve to determine their respective compensations	Issuer
For	For	6.-Appoint the Chairman of the Audit and Corporate Practices Committee	Issuer
For	For	7.-Appoint the special delegates	Issuer
For	For	8.-Approve the meeting's minute	Issuer

Company Name	Meeting Date	CUSIP	Ticker

PROMOTORA AMBIENTAL SAB DE CV, MONTERREY	04/28/09	MX01PA0B0006	PASA B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I. Approve the reports that are referred to in Article 28, Part IV, of the Securities Market Law, and Article 32, item 20, of the Corporate Bylaws in force of the Company, for the FY that ended on 31 DEC 2008
Issuer
For	For	II.- Approve the financial statements and the balance sheet of the Company to 31 DEC 2008 and the allocation of results from the 2008 FY	Issuer
For	For	III.-Appoint and/or ratify the Members and the Officers of the Board of Directors, as well as of the Members who make up the Committees of the Company and to determine their remuneration	Issuer
For	For
IV.-Approve the maximum amount of funds that can be allocated to the purchase the Company' own shares of the Company and report regarding the transactions effectuated with own shares during the 2008 FY
Issuer
For	For	V.-Receive the report regarding the fulfillment of the tax obligations that are referred to in Article 86, Part XX, of the Income Tax Law	Issuer
For	For	VI.-Approve the designation of the delegates to carry out and formalize the resolutions passed by this AGM of the shareholders	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MEXCHEM SAB DE CV	04/28/09	MX01ME050007	MEXCHEM*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
Receive the report from the Chief Executive Officer and on the basis of this report from the Board of Directors, for the purposes of Article 28, Part IV, Line B, of the Securities Market Law and of Article 172 of the General Mercantile Companies Law, regarding the transactions and results of the FYE on 31 DEC 2008, and the individual and consolidated audited financial statements of the Company with its subsidiaries, as well as the report that is referred to in part XX of Article 86 of the Income Tax Law
Issuer
For	For	Receive the annual report from the Corporate practices and Audit Committees of the Company	Issuer
For	For	Approve the resolution regarding the allocation of results for the FYE on 31 DEC 2008	Issuer
For	For
Ratify the Members of the Board of Directors, both full and alternate, Secretary and Vice Secretary, as well as of the Members and secretary of the Corporate practices and Audit Committees of the Company
Issuer
For	For	Approve to determine the compensation for the Members of the Board of Directors, as well as for the people who make up the corporate practices and Audit Committees	Issuer
For	For	Approve to determinate the maximum amount of funds that can be allocated, during the 2009 FY, to the purchase of the Company's own shares	Issuer
For	For
Receive the annual report from the Board of Directors regarding the adoption or modification of the policies in regard to the acquisition of the Company's own shares and regarding the resolutions of said corporate body in relation to the purchase and/or placement of the Company's own shares
Issuer
For	For	Approve to designate the delegates who will carry out and formalize the resolutions passed by the meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Empresas ICA S.A.B de C.V	04/24/09	MXP371491046	ICA*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I. Receive the reports from the Board of Directors, that are referred to in Items [d] and [e] of Article 28, part IV, of the Securities Market Law, in relation to the FYE 31 DEC 2008	Issuer
For	For	II. Receive the report of the Chief Executive Officer and the opinion of the outside Auditor	Issuer
For	For	III. Receive the reports and opinion that are referred to in lines [a] and [c] of Article 28, part IV, of the Securities Market Law, with the inclusion of the tax report	Issuer
For	For	IV. Approve the reports that referred to in items I and II above	Issuer
For	For	V. Approve to allocate the profits, addition to reserves and, if relevant, declaration of dividends	Issuer
For	For	VI. Approve and ratify the payment of compensation to Members of the Board of Directors and to the Special Committees	Issuer
For	For	VII. Ratify the Members of the Board of Directors and Chairpersons of the Special Committees	Issuer
For	For	VIII. Approve to modify several provisions from the Stock Option Plan for employees of Grupo Ica	Issuer
For	For	IX. Approve the designation of delegates who will carry out the resolutions passed by the general meeting and, if relevant, formalize them as appropriate; resolutions in this regard	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GRUPO AEROPORTUARIO DEL SURESTE S A DE S V	04/23/09	MXP001661018	ASUR B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I. Receive and approve the following: a) report from the Director general prepared in accordance with Article 172 of the general mercantile Companies Law and Article 44(xi) of the Securities Market Law, accompanied by the opinion of the Outside Auditor, regarding the transactions and results of the Company for the FYE 31 DEC 2008, as well as the opinion of the Board of Directors regarding the content of said report; b) report from the Board of Directors to which Article 172(b), of the General Mercantile Companies Law refers, in which the main accounting and information policies and criteria followed in the preparation of the Company's financial information is contained; c) report of the activities and transactions in which the Board of Directors intervened in accordance with Article 28(iv)(e) of the Securities Market Law; d) financial statements of the Company to 31 DEC 2008, both individual and consolidated, and allocation of the results from the FY; e) annual report regarding the activities carried out by t
Issuer
For	For
II. Approve the allocation of the results from the FY: a) proposal regarding the increase of the legal reserve; b) proposal and, if relevant, approval of the maximum amount of funds that the Company will be able to allocate to the acquisition of its own shares for the 2009 FY in accordance with the terms of Article 56 of the Securities Market Law, proposal and, if relevant, approval regarding the provisions and policies related to the acquisition of the Company's own shares by the Company; resolutions in this regard; c) the proposal for the allocation of results may include a proposal from the Board of Directors to pay an ordinary, net dividend in cash from the balance of the un allocated profit account
Issuer
For	For
III. Ratify the Management of the Board of Directors and of the Director General for the 2008 FY and appoint or ratify, if relevant, of i) the people who make up or will make up the Board of Directors of the Company, after determination of their independence, it if relevant, ii) the Chairman of the Audit Committee, and iii) of the people who make up or will make up the Committees of the Company, determine the corresponding compensation; resolutions in this regard
Issuer
For	For	IV. Approve the designation of delegates who will carry out the resolutions passed by the meeting and, if relevant, formalize them as necessary	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CORPORACION MOCTEZUMA SAB DE CV	04/21/09	MXP314311103	CMOCTEZ*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.A Approve the report provided for in Article 172 of the general Mercantile Company Law in relation to the Company and subsidiaries for the 2008 FY prepared by the Chief Executive Officer under the terms of Article 44 of the Securities Market Law
Issuer
For	For	1.B Approve the opinion of the Board of Directors concerning the content of the mentioned report under the terms of Article 28 of the Securities Market Law	Issuer
For	For	1.C Approve the report presented under the terms of Part XX of Article 86 of the Income Tax Law and Article 93 [A] of the regulation of the mentioned Law	Issuer
For	For
1.D Approve the report provided under Article 172, Line B, of the General Mercantile Company Law relating to the principal accounting policies and criteria and information followed in preparing the financial information
Issuer
For	For	1.E Approve report concerning the activities in which the Board of Directors intervened under the terms of Article 28 of the Securities Market Law	Issuer
For	For	1.F Approve the annual report from the Corporate Practices and Audit Committee of the Company under the terms of that which is provided by Article 43 of the Securities Market Law	Issuer
For	For
II. Approve the presentation, discussion and, if relevant, approval or amendment of the financial statements of the Company to 31 DEC 2008, in accordance with that which is provided by Article 172 of the General Mercantile Companies Law, the adoption of the measures that are judged to be pertinent in relation to the allocation of profits from the FYE on 31 DEC 2008
Issuer
For	For
III. Approve the proposal of the Board o f Directors of the Company to pay to shareholders a total cash dividend of MXN 1.00 per share with a charge against the accumulated profits from previous fiscal years
Issuer
For	For
IV. Approve the maximum amount of funds that may be allocated for the purchase of own shares under the terms of that which is provided by Article 56, Part IV of the Securities Market Law. Appointment of the people responsible for the acquisition and placement of own shares
Issuer
For	For	V. Re-elect the Members of the Board of Directors and Secretary of the Company	Issuer
For	For	VI. Approve the determination of the compensation for the Members of the Board of Directors and Secretary of the Company	Issuer
For	For	VII. Appoint special delegates of the general meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

EMBOTELLADORAS ARCA SAB DE CV, MEXICO	04/21/09	MX01AR2E0007	ARCA*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I Approve the presentation and, if relevant: [I] of the report from the Chief Executive Officer prepared in accordance with Article 44, part XI, of the Securities Market Law, regarding the operations and results of the Company for the FYE 31 DEC 2008, accompanied by the opinion of the Outside Auditor as well as the opinion of the Board of Directors concerning the mentioned report, (ii) of the report from the Board of Directors concerning the operations and activities in which it intervened in accordance with that which is provided by the securities market law, as well as that which is referred to in Article 172(b) of the general mercantile companies law, and (iii) of the annual report of the Chairperson of the audit and Corporate Practices Committee, reading of the report concerning the compliance with tax obligations
Issuer
For	For
II. Approve the proposal for the allocation of the results account from the FY 2008 in that which includes the declaration and payment of a Cash dividend, in national Currency, of the Amount of MXN 1.00 for each of the shares in circulation
Issuer
For	For	III.-Approve the proposal concerning the maximum amount of funds that may be allocated for the purchase of own shares	Issuer
For	For
IV.-Elect the Member's of the Board of Director's of the Company, their qualification as independent under the terms of Article 26 of the Securities market Law, setting of their remuneration and related resolutions and elect the secretaries
Issuer
For	For
V.- Approve to determine the remuneration of the Member's who form the various Committees of the Board of Director's as well as designation of the Chairperson of the audit and Corporate Practices Committee
Issuer
For	For	VI.- Appoint the delegates	Issuer
For	For	VII.-Approve the minutes of the Meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

AMERICA MOVIL SAB DE CV	04/20/09	MXP001691213	AMX L

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I Amend the Article 2 of the Corporate Bylaw so as to omit as an entity that makes up part of the Financial Group Aarrendadoray Factor Banorte S. A. De C. V., a multipurpose, regulated entity, financial Company, Banorte Financial Group in virtue of its merger with Arrendadora Banorte, S. A. De C. V., a multipurpose, regulated entity Financial Company, Banorte Financial Group, and as a consequence, the signing of a new sole agreement of responsibilities
Issuer
For	For	II. Approve to designate an Inspector or Shareholder Representative[s] to formalize and execute if relevant, the resolutions passed by the meeting	Issuer
For	For	III. Approve the meeting minutes	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Wal-mart de Mexico, S.A de C.V	03/12/2009	MXP810081010	Walmex V

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Receive the report of the Board of Directors	Issuer
For	For	2.- Receive the report of the Chief Executive Officer	Issuer
For	For	3.- Receive the report of the Audit and Corporate Practices Committees	Issuer
For	For	4.- Approve the financial information document for the FY running from 01 JAN to 31 DEC 2008	Issuer
For	For	5.- Receive the report on the situation of the fund for the repurchase of shares and approve the amount of MXN 8,000,000,000.00 for the repurchase of shares in 2009	Issuer
For	For	6.- Approve the plan to cancel 69,940,100 shares of the Company that are currently shares in treasury resulting from the repurchase of shares	Issuer
For	For	7.- Approve the plan for the allocation of results	Issuer
For	For	8.- Approve the plan to pay a cash dividend, with a charge against the retained profits account of the Company [cufin], in the amount of MXN 0.61 per share, against coupon 47	Issuer
For	For	9.- Amend the Article 5 of the Corporate Bylaws to reflect the paying-in of the minimum Fixed Capital	Issuer
For	For	10.- Approve the report concerning the fulfillment of the tax obligations	Issuer
For	For	11.- Approve the report concerning the Share Plan for Staff	Issuer
For	For	12.- Approve the report from the Wal-Mart De Mexico Foundation	Issuer
For	For	13.- Ratify the activities of the Board of Directors during the FY running from 01 JAN to 31 DEC 2008	Issuer
For	For	14. -Approve to nominate or ratify the Members of the Board of Directors	Issuer
For	For	15.- Approve to nominate or ratify the Chairpersons of the Audit and Corporate Practices Committees	Issuer
For	For	16.- Approve to state the agenda of the general meeting that is held	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Corporativio GBM SAB de CV	03/06/09	MX01GB0D0001	GBMO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.-Approve, if relevant, the annual report referred to in the main part of Article 172 of the General Mercantile Companies Law and other reports referred to in Part IV of Article 28 of the Securities Market Law, for the FYE 31 DEC 2008, including the audited financial statements of the Issuer and its subsidiaries, for the above mentioned FY and the report regarding the fulfillment of fiscal obligations
Issuer
For	For	2.- Approve the allocation of results and if relevant, payment of a dividend to the shareholders of the Company, coming from the account for the results of previous fiscal years	Issuer
For	For	3.- Approve the designation or, if relevant, ratification and qualification, if relevant, of the Members of the Board of Directors, the Audit and Corporate Practices Committee of the Company	Issuer
For	For	4.- Approve the compensation for the Members of the Board of Directors of the Company	Issuer
For	For
5.- Approve to determine the maximum amount of resources allocated to the acquisition of shares representative of the capital of the Company itself, and designation of the people responsible for the acquisition and placement of the Company's own shares
Issuer
For	For	6. -Approve to modify the Company's short-term stock exchange certificates, as well as to make a private offering of the same, resolutions in this regard	Issuer
For	For	7. -Approve to establish an additional short-term stock exchange certificate program, as well as to make a public offering of the same, resolutions in this regard	Issuer
For	For	8.- Approve the designation of delegates who will formalize the resolutions that are passed	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Industrias Penoles SAB de CV	02/24/09	MXP554091415	PE&OLES *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1.-Approve the reports that are referred to in Article 28, Part IV of the Securities Market Law including financial statements from the fiscal year that ended on 31 DEC 2008, as well as the report regarding the fulfillment of the fiscal obligations of the Company
Issuer
For	For	2.- Approve the allocation of results	Issuer
For	For	3.- Approve to allocate the amount to purchase of own shares in accordance with that which is provided for in a Article 56 Part IV of the Securities Market Law	Issuer
For	For	4.- Ratify the remuneration of the Members of the Board of Directors of the Company	Issuer
For	For	5.- Ratify the Chairperson of the Audit and Corporate Practices Committee	Issuer
For	For	6.- Approve the designation of special delegates from the meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GMD RESORTS, SAB DE CV	02/16/09	MX01GM090001	GMDR*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Ratify the acquisition of the shares by the Company of the Companies Desarrollo Nautico Intergral, S.A. De C.V. and Desarrollo Empresarial Turistico De Sureste, S.A. De C.V.	Issuer
For	For	2.- Appoint the delegates who will carry out and formalize the resolutions passed by this AGM	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Nacional Financiera, Sociedad Nacional de Credito	01/13/09	MX1BNA060006	NAFTRAC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I.-Approve the verification of the quorum and, if relevant, instatement of the meeting	Issuer
		II.- Approve, for Nafin to assign its rights as Trust or in Trust contract number 80166, in favor of impulsoray Promotora Bgi Mexico, S.A. De C.V. (BGI	Issuer
For	For
III.- Approve, to effectuate the changes necessary in Trust contract number 80166, with the objective of carrying out the assignment mentioned in the previous item, including if Bgi so requires, the replacements of the fiduciary institution
Issuer

IV.- Approve, the steps before the appropriate authorities to be carried out and for the adjustments necessary to the issuance document for the certificates, to the security that represents them to their informational brochure and to the other documents that may be necessary to be made and to do the other activities that are required, for the purposes mentioned in items II and III
Issuer
For	For	V.- General matters	Issuer
		VI.- Appoint the meeting Delegates	Issuer
For	For	VII.- Approve the drafting, reading, and signing of the meeting minutes that are prepared for the purpose	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Corporacion Moctezuma SAB de CV	12/10/09	MXP314311103	CMOCTEZ*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I.- Approve the convenience of the payment to shareholders of a cash dividend of MXN 2.00 for each one of the shares in circulation arising from the accumulated profits from previous fiscal years	Issuer
For	For
II.- Approve, if relevant, an increase in the maximum amount of funds that may be allocated for the purchase of the Company's own shares under the terms of that which is provided for by Article 56 [IV] of the Securities Market Law
Issuer
For	For	III.- Appoint the Special Delegates of the general meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Mexchem, SAB de CV	12/05/08	MX01ME050007	MEXCHEM*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I.- Approve the proposal and acceptance, if relevant, for the payment of a cash dividend in favor of the share holders of the Company in the amount of MXN 0.18 per share; resolutions in this regard	Issuer
For	For	II.- Approve the designation of delegates who will carry out and formalize the resolutions passed by the meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Corporacion GBM SAB de CV	08/01/08	MX01GB0D0001	GBMO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.-Approve the ratification, modification or revocation of resolutions passed by the EGM of the shareholders of the Company, on 02 MAY 2008	Issuer
For	For	2.- Approve the designation of the delegates who formalize the resolutions that are passed	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Telmex International, SAB de CV	07/09/08	MX01TE090014	TELINTL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.-Approve the resolutions necessary for the realization of transactions for the acquisition and placement of own shares by the Company resolutions in this regard	Issuer
For	For	2.- Approve the payment of a dividend, resolutions in this regard	Issuer
For	For	3.- Approve the designation of delegates to carry out and formalize the resolutions passed by the meeting, resolutions in this regard	Issuer

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Mexico Equity and Income Fund, Inc.

By (Signature and Title    /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date    August 7, 2009